Contributed surplus- Broker warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of broker warrants
Outstanding, beginning of year (price per share)	112,909	213,638	100,729
Granted	0		112,909
Exercised	(1,800)
Expired	(111,109)	(100,729)
Outstanding, end of year		112,909	213,638
Weighted average exercise price
Outstanding, beginning of year (price per share)	$ 12.07	$ 11.10	$ 10.00
Granted (price per share)			12.05
Exercised (Price per share)	$ (12.07)
Expired (price per share)		10.00
Outstanding, end of year (price per share)		$ 12.07	$ 11.10